Acquisitions - Additional Information (Detail) ¥ in Millions, $ in Millions								3 Months Ended		12 Months Ended
	Jan. 29, 2020 JPY (¥)	Dec. 09, 2019 JPY (¥)	Dec. 09, 2019 USD ($)	Nov. 15, 2019 JPY (¥)	Nov. 15, 2019 USD ($)	Nov. 14, 2018 JPY (¥)	Nov. 14, 2018 USD ($)	Mar. 31, 2019 JPY (¥)	Mar. 31, 2019 USD ($)	Mar. 31, 2021 JPY (¥)	Mar. 31, 2020 JPY (¥)	Mar. 31, 2019 JPY (¥)	Mar. 31, 2019 USD ($)	Dec. 31, 2019	Dec. 19, 2019	Dec. 09, 2019 USD ($)	Nov. 15, 2019 USD ($)	Nov. 14, 2018 USD ($)
Business Acquisition [Line Items]
Goodwill								¥ 768,552		¥ 827,149	¥ 783,888	¥ 768,552
Revenue										8,999,360	8,259,885	8,665,687
Operating income										971,865	845,459	894,235
Percentage of equity interest	50.00%													44.50%	56.30%
Other acquisitions
Business Acquisition [Line Items]
Business acquisition total consideration										21,674	6,853	7,743
Goodwill								5,773		19,954	6,778	5,773
Intangible assets acquired								4,422		¥ 6,237	¥ 2,301	4,422
EMI Music Publishing
Business Acquisition [Line Items]
Cash consideration for acquisition						¥ 257,168	$ 2,269
Step acquisition, percentage of equity interest acquired						60.00%												60.00%
Revenue								18,420	$ 167			28,871	$ 260
Operating income								¥ 4,522	$ 41			6,432	58
Step acquisition, percentage of equity ownership immediately before additional acquisition						40.00%												40.00%
Equity interest owned prior to acquisition at fair value												141,141	1,245
Recognized gain on remeasured equity interest												¥ 116,939	$ 1,032
Interest bearing debt amount						¥ 148,621												$ 1,311
Debt repayment						¥ 108,942	$ 961
Weighted average amortization period												43 years	43 years
Insomniac Games, Inc
Business Acquisition [Line Items]
Business acquisition total consideration				¥ 24,895	$ 229
Goodwill				17,945													$ 164
Intangible assets acquired				¥ 6,794													$ 62
Silvergate Media Group
Business Acquisition [Line Items]
Cash consideration for acquisition		¥ 21,017	$ 192
Goodwill		11,431														$ 106
Intangible assets acquired		¥ 3,387														$ 32
Silvergate Topco Limited
Business Acquisition [Line Items]
Step acquisition, percentage of equity interest acquired		100.00%														100.00%
Silvergate BP Bidco Limited
Business Acquisition [Line Items]
Step acquisition, percentage of equity interest acquired		31.00%														31.00%
Acquisition of equity interests in joint ventures in the life insurance business
Business Acquisition [Line Items]
Cash consideration for acquisition	¥ 18,750
Step acquisition, percentage of equity interest acquired	50.00%
Equity interest owned prior to acquisition at fair value	¥ 13,932
Recognized gain on remeasured equity interest	¥ 1,827
Percentage of equity interest	100.00%